Segment Information (Tables)	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents information about the reportable segments for the three months ended December 31, 2020:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$315,510	$36,375	$7,241	$(852)		$358,274
Operating expenses	(180,955)	(29,961)	(5,091)	(12,746)	(1)	(228,753)
Other expenses, net	—	—	—	(21)		(21)
Adjusted EBITDA	$134,555	$6,414	$2,150	$(13,619)		129,500
Share-based compensation expense						(1,336)
Non-recurring expenses (2)						(362)
Fair value adjustments to contingent earnout obligations						(395)
Depreciation and amortization						(3,590)
Loss on disposal of property, equipment, and software						(79)
Interest expense, net						(6,782)
Income tax expense						(26,540)
Net income						$90,416
__________________
(1)Operating expenses in the Corp & Elims division primarily include $8.4 million in salaries and benefits for certain general, administrative, and IT related departments and $3.3 million in professional services fees.
(2)These expenses primarily consist of non-recurring compensation to a former executive and expenses related to business continuity in response to the Covid-19 pandemic.
The following table presents information about the reportable segments for the three months ended December 31, 2019:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$138,875	$28,980	$8,566	$(124)		$176,297
Operating expenses	(70,765)	(22,740)	(7,049)	(6,775)	(1)	(107,329)
Other expenses, net	—	—	—	(3)		(3)
Adjusted EBITDA	$68,110	$6,240	$1,517	$(6,902)		68,965
Share-based compensation expense						(9,241)
Non-recurring expenses(2)						(564)
Depreciation and amortization						(1,728)
Interest expense, net						(6,178)
Income tax expense						(12,184)
Net income						$39,070
__________________
(1)Operating expenses in the Corp & Elims division primarily include $3.3 million in salaries and benefits for certain general, administrative, and IT related departments and $2.8 million in professional services fees.
(2)These expenses primarily consist of one-time consulting expenses associated with adopting ASC 606, non-recurring compensation to certain board members, non-restructuring severance expenses, and payroll costs related to the Distribution.
The following table presents information about the reportable segments for the six months ended December 31, 2020:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$388,709	$79,198	$16,779	$(2,243)		$482,443
Operating expenses	(245,252)	(62,307)	(11,012)	(22,264)	(1)	(340,835)
Other expenses, net	—	—	—	(43)		(43)
Adjusted EBITDA	$143,457	$16,891	$5,767	$(24,550)		141,565
Share-based compensation expense						(2,259)
Non-recurring expenses (2)						(822)
Fair value adjustments to contingent earnout obligations						(1,153)
Depreciation and amortization						(6,937)
Loss on disposal of property, equipment, and software						(162)
Interest expense, net						(13,543)
Income tax expense						(25,436)
Net income						$91,253
__________________
(1)Operating expenses in the Corp & Elims division primarily include $15.0 million in salaries and benefits for certain general, administrative, and IT related departments and $6.3 million in professional services fees.
(2)These expenses primarily consist of non-recurring compensation to a former executive, non-restructuring severance expenses, costs related to our IPO, and expenses related to business continuity in response to the Covid-19 pandemic.
The following table presents information about the reportable segments for the six months ended December 31, 2019:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$166,458	$56,587	$18,619	$(200)		$241,464
Operating expenses	(100,288)	(44,528)	(14,612)	(12,188)	(1)	(171,616)
Other expenses, net	—	—	—	(16)		(16)
Adjusted EBITDA	$66,170	$12,059	$4,007	$(12,404)		69,832
Share-based compensation expense						(9,263)
Non-recurring expenses(2)						(1,394)
Depreciation and amortization						(3,168)
Gain on disposal of property, equipment, and software						2
Interest expense, net						(6,883)
Income tax expense						(11,744)
Net income						$37,382
__________________
(1)Operating expenses in the Corp & Elims division primarily include $6.5 million in salaries and benefits for certain general, administrative, and IT related departments and $4.4 million in professional services fees.
(2)These expenses consist primarily of one-time consulting expenses associated with adopting ASC 606, non-recurring compensation to certain board members, non-restructuring severance expenses, and payroll costs related to the Distribution.
The following table presents information about the reportable segments for the year ended June 30, 2020:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$361,673	$129,967	$41,189	$(1,314)		$531,515
Operating expenses	(215,935)	(102,155)	(32,490)	(26,881)	(1)	(377,461)
Other expenses, net	—	—	—	(30)		(30)
Adjusted EBITDA	$145,738	$27,812	$8,699	$(28,225)		154,024
Interest expense, net						(25,761)
Income tax expense						(25,016)
Share-based compensation expense						(9,498)
Depreciation and amortization						(7,993)
Non-recurring expenses (2)						(3,721)
Contingent consideration						(375)
Loss on disposal of property, equipment and software						(360)
Restructuring expenses						(153)
Net income						$81,147
________________
(1)Operating expenses in the Corp & Elims division primarily include $17.2 million in salaries and benefits for certain general, administrative, and IT related departments, and $8.7 million in professional services fees.
(2)These expenses consist of one-time consulting expenses associated with adopting ASC 606, non-recurring compensation to certain former board members, non-restructuring severance expenses, employer payroll taxes on the one-time Distribution to stock option holders, costs related to our IPO, cost related to the acquisition of InsideResponse, and expenses related to business continuity in response to the Covid-19 pandemic.
The following table presents information about the reportable segments for the year ended June 30, 2019:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$192,257	$110,493	$35,054	$(335)		$337,469
Operating expenses	(102,083)	(84,672)	(27,237)	(18,184)	(1)	(232,176)
Other expenses, net	—	—	—	(15)		(15)
Adjusted EBITDA	$90,174	$25,821	$7,817	$(18,534)		105,278
Income tax expense						(22,034)
Depreciation and amortization						(4,702)
Restructuring expenses						(2,305)
Non-recurring expenses(2)						(1,691)
Interest expense, net						(1,660)
Loss on disposal of property, equipment and software						(221)
Share-based compensation expense						(86)
Net income						$72,579
________________
(1)Operating expenses in the Corp & Elims division primarily include $12.2 million in salaries and benefits for certain general, administrative, and IT related departments and $4.2 million in professional services fees.
(2)These expenses consist primarily of one-time consulting expenses associated with adopting ASC 606, nonrecurring compensation to certain Board members and non-restructuring severance expenses.
The following table presents information about the reportable segments for the year ended June 30, 2018:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$102,408	$98,218	$33,348	$(286)		$233,688
Operating expenses	(65,720)	(75,249)	(24,127)	(18,657)	(1)	(183,753)
Other expenses, net	—	—	—	(9)		(9)
Adjusted EBITDA	$36,688	$22,969	$9,221	$(18,952)		49,926
Income tax expense						(6,619)
Depreciation and amortization						(3,468)
Restructuring expenses						(2,808)
Interest expense, net						(929)
Loss on disposal of property, equipment and software						(700)
Non-recurring expenses(2)						(436)
Share-based compensation expense						(67)
Net income						$34,899
__________________
(1)Operating expenses in the Corp & Elims division primarily include $12.7 million in salaries and benefits for certain general, administrative, and IT related departments and $4.2 million in professional services fees.
(2)These expenses consist primarily of one-time consulting expenses associated with adopting ASC 606, nonrecurring compensation to certain Board members and non-restructuring severance expenses.